SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Current income tax	$ 193,117	$ 853,048	$ 1,051,644
Over provision of current taxation in respect of prior year	(29,659)	(26,782)	(5,508)
Deferred income tax	(7,750)	(340)	(625)
Income tax expense	$ 155,708	$ 825,926	$ 1,045,511